U.S. SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ X ]

         Pre-Effective Amendment No.        __

         Post-Effective Amendment No.             1
                                              -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

         Amendment No.                            4
                                              -------

                        (Check appropriate box or boxes)


                              THE DESTINATION FUNDS
               (Exact Name of Registrant as Specified in Charter)
                              Three Ygnacio Center
                        2001 North Main Street, Suite 270
                         Walnut Creek, California 94596
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (925) 935-2900

                                 Wade R. Bridge
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

/X/ immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a) (2)
/ / on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
DATED DECEMBER 29, 2006




                         DESTINATION SELECT EQUITY FUND

                             The Destination Funds

                              THREE YGNACIO CENTER
                        2001 NORTH MAIN STREET, SUITE 270
                         WALNUT CREEK, CALIFORNIA 94596

           For more information or assistance in opening an account,
                      please call toll-free 1-866-738-1128.
================================================================================
The Destination Select Equity Fund seeks to achieve its investment objective of long-term capital appreciation by investing primarily in a diversified portfolio of U.S. common stocks with market capitalizations of $3 billion or greater.

The Fund is a No-Load Fund. This means that 100% of your initial investment is invested in shares of the Fund.

                               TABLE OF CONTENTS
================================================================================
Risk/Return Summary ...........................................................2
Fees and Expenses .............................................................4
Fund Management ...............................................................5
How the Fund Values Its Shares ................................................6
How to Buy Shares .............................................................6
How to Redeem Shares ........................................................ 10
Dividends, Distributions and Taxes............................................13

Financial Highlights .........................................................14

Customer Privacy Policy.......................................................15
For More Information .................................................back cover
================================================================================
THIS PROSPECTUS HAS INFORMATION ABOUT THE DESTINATION SELECT EQUITY FUND THAT YOU SHOULD KNOW BEFORE YOU INVEST. THE FUND MAY NOT BE SUITABLE FOR ALL INVESTORS. CONSEQUENTLY, PROSPECTIVE INVESTORS SHOULD THOROUGHLY REVIEW THIS PROSPECTUS, INCLUDING ALL RISKS AND CONSIDERATIONS, BEFORE MAKING AN INVESTMENT. IN ADDITION, THIS DOCUMENT SHOULD BE KEPT WITH YOUR INVESTMENT RECORDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

RISK/RETURN SUMMARY
================================================================================
INVESTMENT OBJECTIVE
The Destination Select Equity Fund (the "Fund") seeks long-term capital appreciation. The Board of Trustees may change the investment objective without shareholder approval upon 60 days advance written notice.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a diversified series of the Destination Funds. Under normal circumstances the Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in common stocks of U.S. companies with market capitalizations of $3 billion or greater. The Fund will generally hold 20 to 40 common stocks that satisfy the investment criteria of Destination Capital Management, Inc. (the "Adviser" or "DCM"). In selecting common stocks for the Fund's portfolio, the Adviser employs a "bottom-up" (individual stock selection) process based on business fundamentals. When a stock is purchased, the Adviser generally expects to hold the stock on average for 3 to 5 years. However, the Adviser may sell a stock, if, among other things, the security reaches the Adviser's target price, the company no longer meets the Adviser's investment criteria or the Adviser finds a more compelling investment opportunity. The Adviser may also be required to sell Fund holdings to meet redemptions.

The Adviser's bottom-up approach to choosing portfolio holdings is designed to identify companies that the Adviser believes are trading below their intrinsic values. In identifying these investment opportunities, the Adviser looks for companies that have the following, among other, characteristics:

     o    Solid management teams

     o    Proven business models

     o    Sustainable competitive advantages

     o    Ability to generate substantial free cash flow

     o    Strong balance sheets

At times the Fund may invest a portion (up to 20%) of its net assets in foreign companies with market capitalizations of $3 billion or greater. When investing in foreign countries the Fund intends to focus on the more developed markets.

Short-term performance is not a primary consideration in the Adviser's stock selection process.

The Board of Trustees has reserved the right to change the requirement that 80% of the Fund's net assets, including the amount of any borrowings for investment purposes, be invested in the common stock of U.S. companies with market capitalizations of $3 billion or greater without shareholder approval. If a change is made in this regard shareholders will be provided with at least 60 days advance written notice of the change.

TEMPORARY DEFENSIVE POSITION. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Under these unusual circumstances, the Fund may invest up to 100% of its assets in cash or similar investments. In this case the Fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

MANAGEMENT RISK - The Adviser's strategy may fail to produce the intended results. Additionally, the Adviser has limited experience managing the assets of a mutual fund.

COMPANY RISK - The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. If the prices of securities owned by the Fund fall, so will the value of the Fund.

VOLATILITY RISK - Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

MARKET RISK - Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

FOREIGN INVESTMENT RISK - To the extent the Fund invests in foreign companies, the Fund will be subject to additional risks. These include:

     o    Currency exchange rate fluctuations;

     o    Political and financial instability;

     o    Less liquidity and greater volatility of foreign investments;

     o    Lack  of  uniform   accounting,   auditing  and  financial   reporting
          standards;

     o    Less   government   regulations   and  supervision  of  foreign  stock
          exchanges, brokers and listed companies;

     o    Increased price volatility;  and

     o    Delays in transaction settlement in some foreign markets.

OTHER RISKS

     o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     o The Fund may not be appropriate for use as a complete investment program.

PERFORMANCE HISTORY

The Fund does not have a full calendar year of performance to report.

FEES AND EXPENSES
================================================================================
This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

   Sales Charge (Load) Imposed on Purchases                           None
   Contingent Deferred Sales Charge (Load)                            None
   Sales Charge (Load) Imposed on Reinvested Dividends                None
   Redemption Fee (as a percentage of the amount redeemed)              2%(1)(2)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

   Management Fees                                                   0.75%
   Distribution (12b-1) Fees                                          None
   Other Expenses                                                   41.80%
                                                                   -------
   Total Annual Fund Operating Expenses                             42.55%
   Less: Fee Reduction and/or Expense Reimbursements (3)            41.30%
                                                                   -------
   Net Fund Operating Expenses                                       1.25%
                                                                   =======

(1) The redemption fee is imposed only on redemptions of shares WITHIN 90 DAYS OF THE DATE OF PURCHASE and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. See "How to Redeem Shares-Redemption Fee" for more information.
(2) A wire transfer fee of $15 is charged in the case of redemptions paid by wire transfer. This fee is subject to change.
(3) The Adviser has contractually agreed, until at least December 31, 2016, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to an amount not exceeding 1.25% of the Fund's average daily net assets. Management fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the 1.25% limit. These reduced fees and/or reimbursed expenses by the Adviser are repaid pursuant to the terms of an Expense Limitation Agreement between the Trust and the Adviser which has been approved by the Board of Trustees. Ordinary operating expenses include all Fund expenses except brokerage costs, taxes, interest and extraordinary expenses. Extraordinary expenses will include the costs of a merger involving the Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 Year      3 Years     5 Years     10 Years
                  --------    --------    --------     --------
                    $127         $397        $686       $1,511

FUND MANAGEMENT
================================================================================
THE INVESTMENT ADVISER

Destination Capital Management, Inc., Three Ygnacio Center, 2001 North Main Street, Suite 270, Walnut Creek, California 94596, serves as the investment adviser to the Fund. Mr. Michael A. Yoshikami organized DCM in April 2004 to serve as manager to the Fund. Mr. Yoshikami is the controlling shareholder of DCM.

For its services, the Fund pays DCM an investment advisory fee computed at the annual rate of 0.75% of the Fund's average daily net assets, less any fee reductions.

DCM has agreed, until at least December 31, 2016, to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit the Fund's annual ordinary operating expenses (excluding brokerage costs, taxes, interest and extraordinary expenses) to 1.25% of its average daily net assets. Any such fee reductions by DCM, or payments by DCM of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 1.25% limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment.

A discussion regarding the basis for the Board of Trustees approving the Fund's investment advisory contract with DCM is available in the Fund's semiannual report dated February 28, 2006.

PORTFOLIO MANAGER

Mr. Yoshikami serves as the Fund's Portfolio Manager and is responsible for the day-to-day management of the Fund. He also serves as the President and a Trustee of the Fund. Mr. Yoshikami is the President and Chief Investment Strategist of YCMNET Advisors, Inc., an affiliated registered investment advisory firm he founded in 1986. He has over 20 years of investment and financial planning experience.

The Fund's Statement of Additional Information contains additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of shares of the Fund.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include
(i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv)
regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

The Statement of Additional Information has more detailed information about DCM and other service providers to the Fund.

HOW THE FUND VALUES ITS SHARES
================================================================================
The net asset value ("NAV") of the Fund's shares is calculated as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. Currently, the New York Stock Exchange is closed on weekends and in recognition of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined on the basis of readily available market quotations. However, if market quotations are not readily available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values as determined under procedures adopted by the Fund's Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

When the Fund invests in foreign securities, it is possible that these securities will trade on weekends or other days when the Fund does not price its shares. As a result, the Fund's NAV may change on days in which shareholders will not be able to purchase or redeem their shares.

The Fund may at times invest a portion of its assets in other open-end management investment companies registered under the Investment Company Act of 1940. When calculating the Fund's NAV, the Fund will use the net asset value as reported by the registered open-end management investment company. The value, as determined by such investment company, may be based on fair value pricing; to understand the fair value pricing process used by the registered open-end management investment companies, please consult their most current prospectuses.

Your order to purchase or redeem Fund shares is priced at the next NAV calculated after your order is received in proper form by the Fund. See "How to Buy Shares" and "How to Redeem Shares" for the definitions of "proper form" for purchase and redemption orders, respectively. Redemptions of Fund shares may be subject to a redemption fee (see "How to Redeem Shares" for details).

HOW TO BUY SHARES
================================================================================
The Fund is a no-load fund. This means that shares may be purchased without imposition of a sales charge. Shares of the Fund are available for purchase from the Fund every day the New York Stock Exchange is open for business, at the NAV next calculated after receipt of a purchase order in proper form. For an initial purchase order to be in "proper form" you must submit a completed and signed application along with a check made payable to the "Destination Select Equity Fund". The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary.

The Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent"), mails you confirmations of all purchases or redemptions of Fund shares unless the shares are purchased through a broker or other financial intermediary. If shares are purchased in this manner, transaction confirmations are generally the responsibility of such broker or intermediary. Certificates representing shares are not issued.

MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Fund is $2,000, except an IRA or a gift to minors, for which the minimum initial investment is $500. The minimum investment requirement may be waived or reduced for any reason at the discretion of the Adviser.

OPENING AN ACCOUNT

An account may be opened by mail or bank wire, as follows:

     BY MAIL. To open a new account by mail:

     o    Complete and sign the account application

     o    Enclose a check payable to "DESTINATION SELECT EQUITY FUND"

     o Mail the application and the check to the Transfer Agent at the following address:

               The Destination Funds

               c/o Ultimus Fund Solutions, LLC

               P.O. Box 46707

               Cincinnati, Ohio 45246-0707

     All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders. In addition, to protect the Fund from check fraud, the Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the purchase date. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

     By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

     BY WIRE. To open a new account by wire, call the Transfer Agent at 1-866-738-1128. A representative will assist you in obtaining an account application by facsimile or mail, which must be completed, signed and sent by facsimile or mail to the Transfer Agent before payment by wire may be made. After the application is received and approved and you have received an account number, instruct your financial institution to wire immediately available funds to:

     Bank:                      US Bank, N.A.
     Bank City & State:         Cincinnati, Ohio
     Federal ABA Number:        042000013
     Account Name:              Destination Select Equity Fund
     Account Number:            130107147865
     For Further Credit To:     [Insert Name(s) on Your Account]
                                [Insert Your Account Number]

     An order is considered received when US Bank, the Fund's custodian, receives payment by wire. However, the completed account application must be received in "proper form" by the transfer agent on the same day the wire payment is made. See "How to Buy Shares" above for description of "proper form". Your financial institution may charge a fee for wiring funds.

     THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Transfer Agent. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

SUBSEQUENT INVESTMENTS

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100. Additional purchases may be made:

     o By sending a check, made payable to Destination Select Equity Fund, to The Destination Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Please include your account number in the "memo" section of the check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

     o    By wire to the Fund account as described  under  "Opening an Account -
          By   Wire."   Shareholders   should   call  the   Transfer   Agent  at
          1-866-738-1128  before wiring funds.

     o    Through your brokerage firm or other financial institution.

     o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

BY AUTOMATED CLEARING HOUSE (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of $100. ACH is the electronic transfer of funds directly from an account you maintain with a financial institution to the Fund. In order to use the ACH service, the ACH Authorization section of the account application must be completed. For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at 1-866-738-1128. Allow at least two weeks for preparation before using ACH. To place a purchase or redemption order by ACH, call the Transfer Agent at 1-866-738-1128. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. An investor receives the next NAV after receipt by the Fund of a purchase or redemption order. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days from the purchase date. The shareholder will be held responsible for any fees incurred or losses suffered by the Fund as a result of an ACH transaction rejected for insufficient funds. Failure to notify the Fund in advance of an ACH transfer could result in a delay in completing your transaction.

ACH may be used to make direct investments into the Fund or part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration.

AUTOMATIC INVESTMENT PLAN

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

     o    Name;

     o    Date of birth (for individuals);

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with an electronic database. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. When monitoring shareholder purchases and redemptions the Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach which in itself could lead to inconsistent application of the Fund's frequent trading policies.

In its efforts to curb frequent trading in the Fund the Fund's Board of Trustees has taken the following actions:

     1) Reserving the right of the Fund to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries; and

     2) Imposing a 2% redemption fee on redemptions that occur within 90 days of the share purchase. The redemption fee will be used by the Fund to defray the expenses associated with the redemption.

THE FUND DOES NOT ACCOMMODATE FREQUENT PURCHASES OR REDEMPTIONS OF FUND SHARES.

The Fund uses all reasonable means available to ensure these restrictions are applied uniformly. However, when financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund cannot monitor the individual clients' trading activity. However, the Fund's service providers review trading activity at the omnibus account level, and look for activity that may indicate potential frequent trading or market-timing. If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Intermediaries may apply frequent-trading policies that differ from those described in this Prospectus. If you invest with the Fund through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of the Fund shares, it cannot guarantee that such trading will not occur.


HOW TO REDEEM SHARES
================================================================================
Shares of the Fund may be redeemed on each day the New York Stock Exchange is open for trading. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form. Redemption requests may be made by mail or by telephone. What is considered "proper form" for a redemption by mail is described in the subsection "By Mail" and, for a telephone redemption the requirements are set forth in the subsection "By Telephone".

     BY MAIL. You may redeem shares by mailing a written request to The Destination Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. To be in "proper form" written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

     SIGNATURES.  If the shares to be  redeemed  over any 30-day  period  have a value of more than $25,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and its Transfer Agent reserve the right to amend these standards at any time. If these standards change the Fund will provide reasonable notice of such change. For more information on signature guarantees, call the Transfer Agent at 1-866-738-1128.

     Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

     BY TELEPHONE. You may redeem shares having a value of $25,000 or less by telephone by calling the Transfer Agent at 1-866-738-1128. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at 1-866-738-1128.

     Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. The redemption request will be processed at the NAV next determined after receipt of the redemption request by the Transfer Agent. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged a fee of $15 by the Fund's custodian for outgoing wires.

     Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

     The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

     THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may redeem shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent. Please be sure and consult your broker or financial institution's program materials to understand what information is required by them for a redemption request.

RECEIVING PAYMENT

The Fund normally makes payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days from the purchase date.

REDEMPTION FEE

A redemption fee of 2% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption of shares within 90 days of the date of purchase. No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

The redemption fee will not be assessed on the redemption of shares held through qualified retirement plans. The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age 70 1/2, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. The Fund may require documentation in connection with these waivers.

MINIMUM ACCOUNT BALANCE

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $2,000 ($500 for IRA accounts or gifts to minor accounts) due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement. Shares that are involuntarily redeemed pursuant to this provision will not be charged the redemption fee described above.

AUTOMATIC WITHDRAWAL PLAN

If the shares in your account have a value of at least $10,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days' written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-866-738-1128 for additional information.

REDEMPTIONS IN KIND

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the value of the Fund's net assets). A redemption in kind will consist of liquid securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges. You will be exposed to market risk until such time as you convert such securities to cash.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================
Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income to shareholders who receive them, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations which hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for tax-deferred accounts and tax-exempt investors, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified in January each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS
================================================================================
The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain financial information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available without charge upon request.

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   PERIOD ENDED
                                                                     AUGUST 31,
                                                                      2006 (a)
--------------------------------------------------------------------------------

  Net asset value at beginning of period .........................  $   10.00
                                                                    ---------

  Income from investment operations:..............................
    Net investment income ........................................       0.03
    Net realized and unrealized gains on investments .............       0.17
                                                                    ---------
  Total from investment operations ...............................       0.20
                                                                    ---------

  Net asset value at end of period ...............................  $   10.20
                                                                    =========

  Total return(b) ................................................      2.00%(c)
                                                                    =========

  Net assets at the end of period ................................  $ 512,139
                                                                    =========

RATIOS/SUPPLEMENTARY DATA:
  Ratio of gross expenses to average net assets ..................     42.55%(e)

  Ratio of net expenses to average net assets(d) .................      1.24%(e)

  Ratio of net investment income to average net assets(d) ........      0.80%(e)

  Portfolio turnover rate ........................................        22%(e)

(a) Represents the period from the commencement of operations (December 29, 2005) through August 31, 2006.
(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)  Not annualized.
(d)  Ratio was determined after advisory fee waivers and expense reimbursements.
(e)  Annualized.

CUSTOMER PRIVACY POLICY
================================================================================
WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER YOUR ACCOUNT.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to serve you and administer your account.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

To protect your privacy, we carefully control the way in which any information about you is shared. It is our policy not to disclose any nonpublic personal information about customers or former customers to anyone, except as permitted to serve your account or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agent needs information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not authorized to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain safeguards that we believe are reasonably designed to comply with federal standards to guard your nonpublic personal information.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for The Destination Funds (the "Trust"), Destination Capital Management, Inc., the Trust's investment adviser, and Ultimus Fund Distributors, LLC, the Trust's principal underwriter.

SPECIAL NOTICE TO CALIFORNIA CONSUMERS

The California Financial Information Privacy Act generally prohibits us from sharing nonpublic personal information about California consumers without notice and, in some instances, consent, unless such sharing is necessary to effect, administer, or enforce transactions authorized or instructed by you. Unless you direct or authorize otherwise, we only share information with service providers, including the broker-dealer or financial intermediary from whom you purchased your Fund shares or who currently services your Fund account. To the extent that your broker-dealer is also a joint marketer, we only share nonpublic personal information so that they may provide services in connection with your Fund shares.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION, PLEASE CALL 1-866-738-1128 TO TALK TO A SHAREHOLDER SERVICES REPRESENTATIVE.
================================================================================

FOR MORE INFORMATION
================================================================================
In addition to the information contained in the Prospectus, the following documents are available free upon request:

     o    ANNUAL AND SEMIANNUAL REPORTS

     The Fund publishes annual and semiannual reports to shareholders that contain detailed information on the Fund's investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

     o    STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more detailed information about the Fund. It is incorporated by reference and is legally considered a part of this Prospectus. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Currently, the Fund does not have a web site. At some future date the Fund may construct a web site and, if it does, it will make available its SAI and annual and semiannual reports on the web site.

You may request copies of these materials and other information, without charge, or make inquires to the Fund by writing to Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. You may also call toll-free:

                                 1-866-738-1128

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as "Householding," is used for most required mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of the Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102, or by sending your request electronically to the following e-mail address:
PUBLICINFO@SEC.GOV.


                    Investment Company Act File No. 811-21701

                              THE DESTINATION FUNDS

                         DESTINATION SELECT EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                                December 29, 2006

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Destination Select Equity Fund dated December 29, 2006. This SAI incorporates by reference information from the Fund's Annual Report dated August 31, 2006. You may obtain a free copy of the Fund's Prospectus and Annual Report by writing to The Destination Funds, c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 or by calling 1-866-738-1128.

TABLE OF CONTENTS                                                           PAGE
================================================================================
DESCRIPTION OF THE TRUST AND THE FUND..........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
      CONSIDERATIONS...........................................................2

INVESTMENT LIMITATIONS.........................................................6

THE INVESTMENT ADVISER ........................................................8

TRUSTEES AND OFFICERS.........................................................10

PRINCIPAL SHAREHOLDERS........................................................13

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................13

DETERMINATION OF NET ASSET VALUE..............................................15

CALCULATION OF PERFORMANCE DATA...............................................16

ADDITIONAL TAX INFORMATION....................................................17

PROXY VOTING POLICIES AND PROCEDURES..........................................19

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................20

CUSTODIAN.....................................................................21

FUND SERVICES.................................................................21

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................22

DISTRIBUTOR...................................................................22

FINANCIAL STATEMENTS..........................................................23

APPENDIX A--PROXY VOTING POLICIES AND PROCEDURES..............................24

                      DESCRIPTION OF THE TRUST AND THE FUND

     The Destination Select Equity Fund (the "Fund") was organized as a diversified series of The Destination Funds (the "Trust") on December 14, 2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated December 14, 2004 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to the Fund is Destination Capital Management, Inc. (the "Adviser").

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "How the Fund Values its Shares" in the Fund's Prospectus and "Determination of Net Asset Value" in this Statement of Additional Information.

             ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
                                 CONSIDERATIONS

     This section contains information about the Fund's non-principal investment strategies and risks.

     EQUITY SECURITIES -- In addition to common stock, the Fund may invest in other types of equity securities, such as preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, American Depositary Receipts ("ADRs") and convertible securities consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock.

     Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Adviser expects, however, that generally the preferred stocks in which the Fund invests will be of investment grade or, if unrated, of comparable quality in the opinion of the Adviser.

     The Fund may invest in foreign securities through the purchase of ADRs. ADRs are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares which it holds in custody. ADRs are subject to the same risks as the underlying foreign securities to which they relate. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

     Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A Midcap SPDR is the same as a SPDR except that it tracks the S&P's Midcap 400 and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. The Fund may also invest in exchange traded funds from a variety of financial institutions such as Barclays Global Fund Advisors (iShares), Merrill Lynch (HOLDRs), Fidelity (Fidelity Select Portfolios), PDR Services LLC (Select Sector
SPDR), State Street Capital Markets, LLC (Fortune e-50, Fortune 500, and streetTRACKS) and The Vanguard Group (VIPERs). Each equity security described in this paragraph is a registered investment company that charges investors certain fees and expenses. As a result of the Fund's investment in these securities, these expenses are passed onto the Fund and its shareholders. The Fund will not invest more than 5% of its total assets in any one registered investment company and no more than 10% of total assets in all registered investment companies.

     REPURCHASE AGREEMENTS -- The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or by agencies of the U.S. government ("U.S. Government obligations"). A repurchase agreement is a short term investment in which the purchaser (I.E., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Because the security purchased by the Fund constitutes collateral for the repurchase obligation, a repurchase agreement is considered a type of collateralized loan. Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. Repurchase agreements will be used by the Fund as an option for its overnight cash investments. The Fund will typically invest in repurchase agreements when the yield offered is equal to or better than the yield of other short-term investment options available to the Fund.

     The Fund does not intend to invest in reverse repurchase agreements.

     OPTION TRANSACTIONS -- The Fund may engage in option transactions involving individual stocks as well as stock indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Fund sells (writes) will be covered or secured, which means that the Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or, to the extent it does not hold the security, maintains a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). For a call option on an index, the option will be covered if the Fund holds a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, maintains a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. Government obligations or to deposit assets in escrow with the custodian.

     The purchase and writing of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option purchased by the Fund may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations. The Fund will limit its investments in options to 5% of its total assets.

     LOANS OF PORTFOLIO SECURITIES -- The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors that the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. Government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter that the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 25% of the value of the Fund's net assets. Although generation of income is not a principal investment strategy of the Fund, the Adviser may, if deemed in the best interest of the Fund, loan the Fund's securities. The income generated by such loans can be used by the Fund to pay expenses, cover redemptions, and purchase additional portfolio securities.

     SHORT SALES -- The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

     In connection with its short sales, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). The Fund will limit its short sales so that no more than 25% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit Fund's potential loss on a short sale, which is unlimited.

     The Fund may also sell a security short "against the box," which means that the Fund sells a security that it owns, or has the right to obtain without payment of further consideration. The borrowing and segregated account provisions described above do not apply to short sales against the box.

     PORTFOLIO TURNOVER -- The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. Portfolio turnover rates for the Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares or implementation of hedging strategies. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including higher brokerage commissions, and may result in additional tax consequences to the Fund's shareholders. The Adviser does not anticipate that the Fund's annual portfolio turnover rate will exceed 100%. For the fiscal period ended August 31, 2006, the Fund's annualized portfolio turnover rate was 22%.

                             INVESTMENT LIMITATIONS

     FUNDAMENTAL. The Fund's status as a diversified fund as well as the investment limitations described below have been adopted by the Trust with respect to the Fund as "fundamental," I.E., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. The Fund's investment objective is not fundamental. See the Prospectus for more information on the Fund's investment objective.

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. SENIOR SECURITIES. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL ESTATE. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. COMMODITIES. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

     7. CONCENTRATION. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above nor does it apply to the non-fundamental policy regarding illiquid securities set forth in paragraph 5 below. With regards to the Fund's borrowing policy, if at anytime the Fund's borrowings exceed the 300% asset coverage requirement, the Fund will reduce its borrowings to meet such requirement within 3 days (not including Sundays and holidays) of such occurrence.

     NON-FUNDAMENTAL. The following limitations have been adopted by the Trust with respect to the Fund and are "non-fundamental," I.E., they may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy.

     1. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation. The Fund will not mortgage, pledge, or hypothecate more than 15% of its net assets.

     2. LEVERAGE. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. OPTIONS. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Fund's Prospectus or in this Statement of Additional Information.

     5. ILLIQUID INVESTMENTS. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

                             THE INVESTMENT ADVISER

     The Fund's investment adviser is Destination Capital Management, Inc. (the "Adviser"), Three Ygnacio Center, 2001 North Main Street, Suite 270, Walnut Creek, California 94596. Michael A. Yoshikami is the majority shareholder of the Adviser and is therefore deemed to control the Adviser. The Adviser was founded in January 2004.

     Under the terms of the Investment Advisory Agreement between the Trust and the Adviser, the Adviser provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Fund. The Adviser determines what securities and other investments will be purchased, retained or sold by the Fund, and does so in accordance with the investment objective and policies of the Fund as described herein and in the Prospectus. The Adviser places all securities orders for the Fund, determining with which broker, dealer, or issuer to place the orders. The Adviser must adhere to the brokerage policies of the Fund in placing all orders, the substance of which policies are that the Adviser must seek at all times the most favorable price and execution for all securities brokerage transactions. As compensation for its management services, the Fund pays the Adviser a fee computed daily and paid monthly at an annual rate of .75% of the average daily net assets of the Fund.

     The Adviser has contractually agreed to reduce its advisory fees or to reimburse the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 1.25% annually of its average net assets. This Expense Limitation Agreement remains in effect until at least December 31, 2016. Any fee reductions or expense reimbursements by the Adviser are subject to repayment by the Fund provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment. The

Adviser's ability to recover under the terms of the Expense Limitation Agreement terminates upon the termination of the Investment Advisory Agreement with the Trust.

     During the fiscal period ended August 31, 2006, the Adviser waived its entire advisory fee of $1,556 and reimbursed other Fund expenses totaling $84,701. As of August 31, 2006, the amount available for recovery that has been paid and/or waived by the Adviser pursuant to the Expense Limitation Agreement is $86,257. The ability to recover this amount expires during the fiscal year ending August 31, 2009.

     Unless sooner terminated, the Investment Advisory Agreement shall continue in effect until April 18, 2007, and thereafter shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose. The Investment Advisory Agreement is terminable at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940 and the rules thereunder. The Fund will not be subject to any penalty or payment if the Investment Advisory Agreement terminates.

     The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

     THE PORTFOLIO MANAGER

     Michael A. Yoshikami serves as the Fund's portfolio manager and is responsible for overseeing the day-to-day management of the Fund. Mr. Yoshikami received his Doctorate Degree in Education. Mr. Yoshikami has over 20 years of investment and financial planning experience. On behalf of the Adviser, Mr. Yoshikami does not manage any other accounts. However, in his capacity as Chief Investment Strategist for an affiliated company of the Adviser, Mr. Yoshikami, along with a staff of 4 research analysts, manages approximately 1,000 private client accounts as of August 31, 2006. These accounts represent approximately $800 million in assets. Mr. Yoshikami does not manage any other registered investment companies or other pooled investment vehicles.

     The Adviser does not believe any material conflicts of interest exist in connection with Mr. Yoshikami's management of Fund assets and his management of the other accounts noted above. The private client accounts managed by Mr.
Yoshikami have essentially the same investment objective and are managed according to similar strategies as the Fund. These private client accounts, like the Fund, pay an advisory fee based upon the size of the accounts, and no performance-related fee structures are involved with any of the accounts. Due to the similarities in investment objective and strategies, the Adviser does not believe any material conflicts exist with regard to security selection or security allocation between the Fund and the other accounts.

     Mr. Yoshikami, as majority owner and controlling shareholder of the Adviser, will be compensated based upon the profits of the Adviser. The profits of the Adviser, in part, depend on the accumulation of assets in the Fund. Until the Adviser is profitable, Mr. Yoshikami will not receive any compensation for his services to the Fund. In addition, the Adviser has committed to limit the Fund's overall expense ratio to 1.25% per annum. Under certain circumstances the Adviser has the ability to recoup expenses paid or fees reduced for a period of three years from the date the expenses were paid or the fees were reduced. Please see "The Investment Adviser" section for a discussion of the Expense Limitation Agreement.

     Mr. Yoshikami is compensated by an affiliated company for his portfolio management services provided to such company's private client accounts. His compensation package consists of a fixed salary along with the opportunity for a bonus, depending on the profitability of such company. Mr. Yoshikami is also the controlling shareholder of the affiliated company responsible for the management of these other client accounts.

     As of August 31, 2006, Mr. Yoshikami beneficially owned securities of the Fund in the dollar range of $100,001 -- $500,000.

                              TRUSTEES AND OFFICERS

     Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

     The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, four of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Independent Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

     The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                                  NUMBER OF
                                                                                                                PORTFOLIOS IN
                                                                            PRINCIPAL OCCUPATION(S) DURING           FUND
                                       LENGTH OF      POSITION(S) HELD      PAST 5 YEARS AND DIRECTORSHIPS          COMPLEX
      NAME, ADDRESS AND AGE           TIME SERVED        WITH TRUST               OF PUBLIC COMPANIES             OVERSEEN BY
                                                                                                                    TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
*Michael A. Yoshikami                    Since           President         President and Chief Investment            1
Three Ygnacio Center                 December 2004      and Trustee        Strategist of Destination Capital
2001 North Main Street, Suite 270                                          Management, Inc. and YCMNET
Walnut Creek, CA 94596                                                     Advisors, Inc.
Year of birth: 1960



                                       10

INDEPENDENT TRUSTEES:

Brian T. Seager                          Since             Trustee         President of BTS Development,             1
Three Ygnacio Center                   April 2005                          Brilor, Inc. and Summit Ridge
2001 North Main Street, Suite 270                                          Communities
Walnut Creek, CA 94596
Year of birth: 1960

Dr. Richard L. Brown                     Since             Trustee         Retired.  Until June 2004,                1
Three Ygnacio Center                   April 2005                          Psychologist for Fresno School
2001 North Main Street, Suite 270                                          District
Walnut Creek, CA 94596
Year of birth: 1940

Michael W. Callahan                      Since             Trustee         President of Emkay Corporation            1
Three Ygnacio Center                   April 2005
2001 North Main Street, Suite 270
Walnut Creek, CA 94596
Year of birth: 1955

Sabir S. Jaffer                          Since             Trustee         President of Merit Hospitality            1
Three Ygnacio Center                   April 2005                          Services from January 2003 to
2001 North Main Street, Suite 270                                          present; General Manager of
Walnut Creek, CA 94596                                                     HILBA Star LLP from November
Year of birth: 1963                                                        January 2005; General Manager of
                                                                           2003 - Westmont Hospitality
                                                                           Group, Inc. from September 1997
                                                                           - November 2003

EXECUTIVE OFFICERS:

Robert G. Dorsey                         Since        Vice President       Managing Director of Ultimus
225 Pictoria Drive, Suite 450          April 2005                          Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                                                     Fund Distributors, LLC
Year of birth: 1957

Mark J. Seger                            Since           Treasurer         Managing Director of Ultimus
225 Pictoria Drive, Suite 450          April 2005                          Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                                                     Fund Distributors, LLC
Year of birth: 1962

John F. Splain                           Since           Secretary         Managing Director of Ultimus
225 Pictoria Drive, Suite 450          April 2005                          Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                                                     Fund Distributors, LLC
Year of birth: 1956

George K.W. Chin                         Since             Chief           Executive Vice President of
Three Ygnacio Center                   April 2005        Compliance        YCMNET Advisors, Inc.
2001 North Main Street, Suite 270                         Officer
Walnut Creek, CA 94596
Year of birth: 1956

     *    Messrs.  Yoshikami  and Chin are  affiliated  persons  of  Destination
          Capital Management, Inc., the Fund's investment adviser, and are considered an "interested person" of the Trust within the meaning of
          Section 2(a)(19) of the 1940 Act.

     BOARD COMMITTEES. The Trustees have established an Audit Committee, which oversees the Trust's accounting and financial reporting policies and the independent audit of its financial statements. Messrs. Seager, Callahan, Brown and Jaffer are the members of the Audit Committee. The Audit Committee did not meet during the fiscal period ended August 31, 2006. The Board of Trustees has no nominating or compensation committee or any committee performing similar functions.

     TRUSTEES' OWNERSHIP OF FUND SHARES. The following table shows each Trustee's beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee. Information is provided as of December 31, 2005.

                           Dollar Range of              Aggregate Dollar
                          Fund Shares Owned       Range of Shares of All Funds
Name of Trustee              by Trustee                Overseen by Trustee
--------------------------------------------------------------------------------
Michael A. Yoshikami        Over $100,000                Over $100,000
INDEPENDENT TRUSTEES:
Dr. Richard L. Brown             None                         None
Brian T. Seager                  None                         None
Michael W. Callahan              None                         None
Sabir S. Jaffer                  None                         None

     TRUSTEE COMPENSATION. No director, officer or employee of the Adviser or the Distributor will receive any compensation from the Fund for serving as an officer or Trustee of the Trust. Each Trustee who is an Independent Trustee receives from the Fund a $1,000 fee for attendance at each Board Meeting. In addition, Independent Trustees are reimbursed for travel and other expenses incurred in attending meetings. The following table provides compensation paid during the fiscal period ended August 31, 2006.

--------------------------------------------------------------------------------------------------------------
                               Aggregate          Pension of        Estimated Annual         Total
                           Compensation for       Retirement         Benefits Upon      Compensation for
    Name of Trustee        Services to Fund    Benefits Accrued        Retirement       Services to Fund
                                                                                        and Fund Complex
--------------------------------------------------------------------------------------------------------------
 Michael A. Yoshikami            None                  None               None                None
--------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES:
--------------------------------------------------------------------------------------------------------------
 Dr. Richard L. Brown           $2,000                 None               None               $2,000
--------------------------------------------------------------------------------------------------------------
 Brian T. Seager                $2,000                 None               None               $2,000
--------------------------------------------------------------------------------------------------------------
 Michael W. Callahan            $2,000                 None               None               $2,000
--------------------------------------------------------------------------------------------------------------
 Sabir S. Jaffer                $2,000                 None               None               $2,000
--------------------------------------------------------------------------------------------------------------


INDEPENDENT TRUSTEE OWNERSHIP IN THE FUND'S INVESTMENT ADVISER1 OR DISTRIBUTOR.2 This information is provided as of December 31, 2005.

===============================================================================================
            (1)                (2)           (3)           (4)             (5)          (6)
===============================================================================================
                             NAME OF
                            OWNERS AND     NAME OF    TITLE OF CLASS    VALUE OF    PERCENT OF
      NAME OF TRUSTEE     RELATIONSHIPS    COMPANY     OF SECURITY     SECURITIES      CLASS
                            TO TRUSTEE
===============================================================================================
Dr. Richard L. Brown           N/A           N/A           N/A            NONE         N/A
===============================================================================================
Brian T. Seager                N/A           N/A           N/A            NONE         N/A
===============================================================================================
Michael W. Callahan            N/A           N/A           N/A            NONE         N/A
===============================================================================================
Sabir S. Jafer                 N/A           N/A           N/A            NONE         N/A
===============================================================================================

1    Destination Capital Management, Inc.
2    Ultimus Fund Distributors, LLC

                             PRINCIPAL SHAREHOLDERS

     As of December 1, 2006, the following accounts owned of record 5% or more of the Fund's outstanding shares:

------------------------------------------------------------------------------------------------
   Name and Address of Shareholder    Number of Fund   Percentage of Fund's   Type of Ownership
                                       Shares Owned     Outstanding Shares
------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                38,387               69.4%               Record
101 Montgomery Street
San Francisco, California 94104

------------------------------------------------------------------------------------------------
YCMNET Advisors, Inc.                     11,961               21.6%             Beneficial
Three Ygnacio Center
2001 North Main Street, Suite 270
Walnut Creek, CA 94596

------------------------------------------------------------------------------------------------
Brian T. Seager                            3,744                6.8%             Beneficial
Three Ygnacio Center
2001 North Main Street, Suite 270
Walnut Creek, CA 94596

------------------------------------------------------------------------------------------------

     As of December 1, 2006, the officers and Trustees owned as a group 30.2% of the Fund's outstanding shares.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund's shares so long as such placements are made pursuant to policies approved by the Fund's Board of Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts. During the fiscal period ended August 31, 2006, the Fund paid brokerage commissions of $395.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. The Fund and the Adviser do not receive hard dollar credits from the Fund's custodian, the Fund's transfer agent or from any broker or dealer.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received.

     While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

     The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     Under the 1940 Act, persons affiliated with the Adviser may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, an affiliate of the Adviser will not serve as the Fund's dealer in connection with over-the-counter transactions.

     The Fund will not effect any brokerage transactions in its portfolio securities with an affiliate if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The

Investment Advisory Agreement provides that affiliates of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to an affiliate, it is the policy of the Fund that such commissions will, in the judgment of the Trust's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and
(b) at least as favorable to the Fund as commissions contemporaneously charged by an affiliate on comparable transactions for its most favored unaffiliated customers, except for customers of an affiliate considered by a majority of the Independent Trustees not to be comparable to the Fund.

     The Investment Advisory Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by an affiliate from brokerage commissions generated from portfolio transactions of the Fund. While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. An affiliate will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

CODE OF ETHICS. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. The personnel subject to the Codes of Ethics are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Securities and Exchange Commission.

                        DETERMINATION OF NET ASSET VALUE

     The price (net asset value) of the shares of the Fund is determined as of the end of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Equity securities are valued at their market value when reliable market quotations are readily available. Securities traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities which are quoted by NASDAQ are generally valued at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income  securities  are valued at their  market  value when  reliable market quotations are readily available. A pricing service typically utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     TRADING IN FOREIGN SECURITIES. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund usually values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If these events materially affect the value of portfolio securities, these securities may be valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

                          CALCULATION PERFORMANCE DATA

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1 + T)n + ERV
 Where:


P=    a hypothetical initial payment of $1,000
T=    average annual total return
n=    number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1,5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     The Fund may also quote average annual total return over the specified periods (i) after taxes on Fund distributions and (ii) after taxes on Fund distributions and redemption of Fund shares at the end of the period. The calculations assume deduction of all taxes due on such Fund distributions. The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. For example, the Fund's total return from inception (December 29, 2005) through August 31, 2006 was 2.00%. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by a Fund's average annual total returns as described above.

                           ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed to shareholders in accordance with Subchapter M of the Code. Depending on the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities. If for any taxable year the Fund does not qualify for the special tax treatment afforded to RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and, subject to certain limitations under the Code, would be eligible for the dividends-received deduction for corporations and reduced tax rates applicable to "Qualified Dividends" for individuals.

     Among the requirements to qualify as a RIC, the Fund must distribute annually no less than the sum of 90% of its "investment company taxable income" and 90% of its net tax-exempt income. In addition to this distribution requirement, the Fund must (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies, or from net income derived from an interest in a qualified publicly traded partnership ("PTP"); and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs. For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     Individual shareholders may benefit from lower rates applicable to long-term capital gains on certain distributions that are attributable to certain dividends received by the Fund from U.S. corporations and certain foreign corporations ("Qualified Dividends"). Such dividends are scheduled to be taxed at ordinary income rates starting in 2011. It appears that for an individual shareholder to benefit from the lower tax rate on Qualified Dividends, the shareholder must hold shares in the Fund, and the Fund must hold shares in the dividend-paying corporation at least 61 days during a prescribed period. The prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. Furthermore, in determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar instruments is not included. Additionally, an individual shareholder would not benefit from the lower tax rate to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

     It is anticipated that amounts distributed by the Fund that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders. A corporate shareholder's dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 91-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder's investment in shares of the Fund, or the Fund's investment in the shares of the dividend-paying corporation, is financed with indebtedness. Additionally, a corporate shareholder would not benefit to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

     Any loss arising from the sale or redemption of shares of the Fund held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Fund shares. For purposes of determining whether shares of the Fund have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

     Pursuant to recently issued Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. A significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of the Fund.

     Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. In addition, the discussion does not address the state, local or foreign tax consequences of an investment in the Fund. Accordingly, potential shareholders of the Fund are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action. This summary does not discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under federal income tax laws, such as insurance companies and non-U.S. persons.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this SAI as Appendix A. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available, without charge upon request by calling 1-866-738-1128, or on the SEC's website at http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding portfolio securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons.

     o Public disclosure regarding the portfolio securities held by the Fund is made quarterly in Annual Reports and Semi-Annual Reports to Shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding portfolio securities held, purchased or sold by the Fund.

     o Information regarding portfolio securities, and other information regarding the investment activities of the Fund (other than information contained in Official Reports), may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, but only if such disclosure has been approved by the Chief Compliance Officer of the Trust and is subject to a confidentiality agreement and a prohibition on trading. If portfolio information is released to the general public prior to its release to a ranking or rating organization no confidentiality agreements or prohibitions on trading will be sought from these organizations. As of the date of this SAI, the Chief Compliance Officer has not approved the disclosure of Fund holdings to any rating and ranking service. The Chief Compliance Officer will only authorize distribution to these entities if it is determined that they provide a valuable service to investors and the distribution serves a legitimate business interest of the Fund. The Chief Compliance Officer will inform the Board of Trustees of any such arrangements that are approved, and the rationale supporting approval.

     o These policies relating to disclosure of the Fund's holdings of portfolio securities does not prohibit: (i) disclosure of information to the Adviser or to other Fund service providers, which are limited to the Fund's administrator, distributor, custodian, legal counsel and auditors, printers or to brokers and dealers through which the Fund purchases and sells portfolio securities; and (ii) disclosure of holdings of or transactions in portfolio securities by the Fund that is made on the same basis to all shareholders of the Fund.

          Below is a table that lists service providers receiving portfolio information along with information regarding the frequency of access, and limitations on use (including a prohibition on trading on non-public information), of portfolio information.

          ---------------------------------------------------------------------------------------------------
             TYPE OF SERVICE PROVIDER              FREQUENCY OF ACCESS TO            RESTRICTIONS ON USE
                                                   PORTFOLIO INFORMATION
          ---------------------------------------------------------------------------------------------------
           Adviser                            Daily                               Contractual and Ethical
          ---------------------------------------------------------------------------------------------------
           Administrator (fund accountant     Daily                               Contractual and Ethical
           and transfer agent)
          ---------------------------------------------------------------------------------------------------
           Custodian                          Daily                               Contractual and Ethical
          ---------------------------------------------------------------------------------------------------
           Auditor                            During annual audit                 Ethical
          ---------------------------------------------------------------------------------------------------



                                       20

          ---------------------------------------------------------------------------------------------------
           Legal counsel                      Regulatory filings, board           Ethical
                                              meetings, and if a legal issue
                                              regarding the portfolio requires
                                              counsel's review
          ---------------------------------------------------------------------------------------------------
           Printers                           Twice a year - printing of          No formal restrictions in
                                              semi-annual and annual reports      place.  Printer receives
                                                                                  portfolio on or about time
                                                                                  filed with the SEC -
                                                                                  approximately 60 days
                                                                                  old by the time received.
          ---------------------------------------------------------------------------------------------------
           Broker/Dealers through which Fund  Daily access to the relevant        Contractual and Ethical
           purchases and sells portfolio      purchase and/or sale - no
           securities                         broker/dealer has access to the
                                              Fund's entire portfolio
          ---------------------------------------------------------------------------------------------------

          The Board of Trustees has determined that the Fund and its shareholders are adequately protected by these restrictions on use in those instances listed above including those where contractual obligations between the Fund and the party do not exist.

     o The Chief Compliance Officer has been given the authority by the Board of Trustees to approve other arrangements, not described herein, under which information relating to portfolio securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), is disclosed to any shareholder or other person. The Chief Compliance Officer shall approve such an arrangement only if he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund and is unlikely to affect adversely the Fund or any shareholder of the Fund and is subject to a confidentiality agreement and prohibition on trading. The Chief Compliance Officer shall inform the Board of Trustees of any such arrangements that are approved, and the rationale supporting approval.

     o Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to portfolio securities held, purchased or sold by the Fund.

                                    CUSTODIAN

     US Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

                                  FUND SERVICES

     The Fund's transfer agent, Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemptions of the

Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For its services as transfer agent, Ultimus receives from the Fund a fee payable monthly at an annual rate of $24 per account, provided, however, that the minimum fee is $1,500 per month. In addition, the Fund reimburses Ultimus for out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communications lines.

     Ultimus also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Ultimus to perform its duties, the Fund pays Ultimus a base fee of $2,500 per month plus an asset-based fee at the annual rate of .01% of the Fund's average daily net assets up to $500 million and .005% of such assets over $500 million. In addition, the Fund reimburses Ultimus for all costs of external pricing services.

     Ultimus also provides administrative services to the Fund. In this capacity, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meeting of the Board of Trustees. For the performance of these administrative services, the Fund pays Ultimus a fee at the annual rate of .15% of the average value of its daily net assets up to $50 million, .125% of such assets from $50 million to $100 million, .1% of such assets from $100 million to $250 million, .075% of such assets from $250 million to $500 million, and .05% of such assets in excess of $500 million; provided, however, that the minimum fee is $2,000 per month.

     During the fiscal period ended August 31, 2006, Ultimus received fees of $16,000 from the Fund in its capacity as administrator, $20,021 in its capacity as fund accountant, and $12,000 in its capacity as transfer agent.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The firm of Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, Pennsylvania 19102, has been selected as the Fund's independent registered public accounting firm for the fiscal year ending August 31, 2007. Briggs, Bunting & Dougherty, LLP performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

                                   DISTRIBUTOR

     Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as principal underwriter for the Fund pursuant to a Distribution Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, but it is not obliged to sell any particular amount of shares. The Distribution Agreement provides that, unless sooner terminated, it will continue in effect so long as such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on sixty days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on sixty days' written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its assignment. The Distributor is an affiliate of Ultimus, and Robert
G. Dorsey, Mark J. Seger and John F. Splain are each Managing Directors of the Distributor and officers of the Trust.

                              FINANCIAL STATEMENTS

     The financial statements of the Fund, which have been audited by Briggs, Bunting & Dougherty, LLP, are incorporated herein by reference to the annual report of the Fund dated August 31, 2006.

                                   Appendix A
                                   ----------

                                DESTINATION FUNDS
                       DESTINATION CAPITAL MANAGEMENT, INC

                 PROXY VOTING AND DISCLOSURE POLICY & PROCEDURES


I.   INTRODUCTION

     Effective March 10, 2003, the U.S. Securities and Exchange Commission (the "SEC") adopted rule and form amendments under the Investment Advisers Act of 1940 (the "Advisers Act") that address an investment adviser's fiduciary obligation to its clients when the investment adviser has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the "Advisers Act Amendments"). Effective April 14, 2003, the SEC adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 (the "Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The Advisers Act Amendments require that Destination Capital Management, Inc. (the "Adviser") adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how the Adviser has actually voted their proxies and where the Adviser has been delegated proxy voting authority. The IC Amendments require that the Destination Select Equity Fund (the "Fund") disclose the policies and procedures used to vote its proxies. The IC Amendments also require the Fund to file with the SEC and to make available to its shareholders the specific proxy votes that it cast for portfolio securities.

     This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that the Adviser and the Fund comply with the requirements of the Advisers Act Amendments and IC Amendments, and otherwise fulfill their obligations with respect to proxy voting, disclosure, and recordkeeping.

     Overall, proxy voting will be managed in an effort to act in the best interests of the Adviser's clients including, without limitation, the Fund. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines.

II.  GENERAL POLICY FOR VOTING PROXIES

     The Adviser shall vote proxies related to securities held by any client in a manner solely in the interest of the client. The Adviser shall consider only those factors that relate to the client's investment, including how its vote will economically impact and affect the value of the client's investment. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer's board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, the Adviser shall establish a proxy voting committee. This committee will be responsible for voting proxies in the best interests of the Adviser's clients. The Chief Compliance Officer ("CCO") of the Adviser will be the chair of this committee and will be the person responsible for its decisions on proxy voting and shall vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

III. PROXY VOTING PROCEDURES

     The following details the Adviser's practice regarding the voting of proxies.

     A.   PROCEDURES

          a. Unless the power to vote proxies for a client is reserved to that client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries), the CCO will be responsible for voting the proxies related to that account.

          b. All proxies and ballots will be logged in upon receipt and the materials will be forwarded to the CCO.

          c. Prior to voting, the CCO will verify that he or she has the authority to vote, and if so, will determine whether his or her voting is subject to guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

          d. The CCO will promptly vote proxies received in a manner consistent with the Proxy voting Policies and Procedures stated above and guidelines (if any) issued by client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

          e. The CCO will note on the cover page of the proxy how he or she voted on each issue. The proxy will then be filed in the proper client's file and becomes a permanent part of the records of the Company.

          f. The CCO will maintain copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act or (for the Fund) under Rule 30b1-4 of the Investment Company Act.

          g. On an ongoing basis, the CCO will monitor corporate management of issuers whose securities are held by clients whose accounts he or she manages and where appropriate will communicate with the management of such issuers.

          h.   Periodically, the CCO will:

               1. Verify that all annual proxies for the securities held in the clients managed by the Adviser have been received;

               2. Verify that each proxy received has been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

               3. Report to the client how each proxy sent to Adviser on behalf of the client was voted, by forwarding a copy of the completed ballot card or in some other written manner;

               4. Review the files to verify that records of the voting of the proxies have been properly maintained; and 5. Prepare a written report for each client regarding compliance with the Proxy Voting Policies and Procedures.


IV.  MATERIAL CONFLICTS OF INTEREST

     The Adviser recognizes that under certain circumstances it may have a material conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where the Adviser, including officers, directors and employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall not vote proxies relating to such issuers on behalf of its client accounts until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been agreed upon by the proxy voting committee. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If a conflict of interest is determined not to be material by the proxy voting committee, the CCO may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, an independent third party proxy service provider will be engaged by the CCO to obtain and adopt the vote recommendation of the third party proxy service provider (with a summary of material factors supporting the recommended vote).

     If a material conflict is found to exist, written documentation of the conflict (the "Conflict Memo") shall be produced. Specifically, the Conflict Memo should describe:

          o    the proposal to be voted upon;

          o    the nature of the material conflict of interest involved;

          o the independent third party proxy service provider engaged by the Adviser to obtain and adopt the vote recommendation of the third party proxy service provider (with a summary of material factors supporting the recommended vote); and

          o Verification that the Adviser reasonably believes that the voting recommendation issued by the independent party appears to be in the best interest of the client;

V.   ADVISER DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

     Rule 206(4)-6 requires the Adviser to disclose in response to any client request how the client can obtain information from the Adviser on how its securities were voted. The Adviser will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to the Adviser. Upon receiving a written request from a client, the Adviser will provide the information requested by the client within a reasonable amount of time.

     Rule 206(4)-6 also requires the Adviser to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. The Adviser will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, the Adviser will provide a copy of this policy within a reasonable amount of time.

     If approved by the client, this policy and any requested records may be provided electronically.

VI.  FUND DISCLOSURE

     A. DISCLOSURE OF FUND POLICIES AND PROCEDURES WITH RESPECT TO VOTING PROXIES RELATING TO FUND SECURITIES

          Beginning with the Fund's effectiveness, its Statements of Additional Information ("SAI") on Form N-1A will disclose the Fund's Policy to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified telephone number, by reviewing the Fund's shareholder reports, and by reviewing filings available on the SEC's website at HTTP://WWW.SEC.GOV. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   DISCLOSURE OF THE FUND'S COMPLETE PROXY VOTING RECORD

          The Fund will disclose to its shareholders - in accordance with Rule 30b1-4 of the Investment Company Act of 1940 - on Form N-PX, the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

          As part of the filing, the Fund must disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

          (i)   The name of the issuer of the portfolio security;

          (ii)  The exchange ticker symbol of the portfolio security;
          (iii) The  Council  on  Uniform  Security  Identification   Procedures
                ("CUSIP")  number  for  the  portfolio  security  (if  available through reasonably practicable means);
          (iv)  The shareholder meeting date;
          (v)   A brief identification of the matter voted on;
          (vi) Whether matter was proposed by the issuer or by a security holder;
          (vii) Whether the Fund cast its vote on the matter;
          (viii)How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
          (ix)  Whether the Fund cast its vote for or against management.

          The Fund will make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website. If the Fund discloses its proxy voting record on or through its website, the Fund must post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

          The Fund will also include in its annual and semi-annual reports to shareholders as well as its SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or on or through the Fund's website at a specified Internet address or both and (2) on the SEC's website. If the Fund discloses that is proxy voting record is available by calling a toll-free (or collect) telephone number, it must send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to equally prompt delivery.

VII. RECORDKEEPING

     The Adviser/CCO shall keep the following records for a period of at least five years, the first two in an easily accessible place:

          (i)   A copy of this Policy;
          (ii) Proxy Statements, Annual Reports, and Proposals received regarding client securities;
          (iii) Records of votes cast on behalf of clients;
          (iv) Any documentation prepared by the Adviser that was material to making a decision how to vote, or that memorialized the basis for the decision (notes of which will normally to be documented on the proxy statement or ballot);

          (v)   Records of client requests for proxy voting information, and
          (vi) With respect to the Fund, a record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The Fund shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by the Adviser. These records may be kept as part of the Adviser's records.

     The Adviser may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a third party such as a proxy voting service, provided that the Adviser has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                           This the 18th day of April, 2005

                                           /s/ Michael A. Yoshikami
                                       -------------------------------------
                                           Michael A. Yoshikami
                                           President
                                           Destination Capital Management, Inc.


                                           /s/ Michael A. Yoshikami
                                       -------------------------------------
                                           Michael A. Yoshikami
                                           President
                                           Destination Funds

                                DESTINATION FUNDS


                         DESTINATION SELECT EQUITY FUND










                                  ANNUAL REPORT

                                 AUGUST 31, 2006










                               INVESTMENT ADVISOR
                      Destination Capital Management, Inc.
                                Walnut Creek, CA

                              THE DESTINATION FUNDS
                         1277 TREAT BOULEVARD, SUITE 200
                         WALNUT CREEK, CALIFORNIA 94597

                                                                October 27, 2006
TO OUR SHAREHOLDERS

Since the Destination Select Equity Fund's (the "Fund") inception on December 29, 2005, the United States equity markets have experienced a period of relatively high volatility. After losing approximately 0.5% during the last two trading days of 2005, the beginning of 2006 saw the S&P 500 Index (the "S&P 500") - a widely used measure for the performance of large capitalization stocks
- rally on optimism that new Chairman of the Federal Reserve Bank, Ben Bernanke, would soon bring to an end the Fed's two-year campaign to raise the Fed funds rate. By the end of April, the S&P 500 had climbed 5.6% for the year. However, as spring wore on, the reality of rising oil prices, conflicting economic data and increasing geopolitical tensions weighed on equity markets and by the middle of June markets had given up all gains and actually entered negative territory. The markets then started to slowly recover until the Fed's decision on August 8 to pause - if only temporarily - its interest rate hikes after 17 consecutive increases served to reignite investor enthusiasm for equities. This volatility - particularly over such a short time frame - only serves to reinforce our conviction in our investment philosophy. At Destination, we use a bottom-up approach focusing on long-term company fundamentals. Before we commit your capital to a new investment, we must feel comfortable that the price we are paying for a security provides us with enough of an opportunity for future share price appreciation to compensate for the risk we identify in making that investment. We believe that this fundamental approach with strong attention paid to assessing the risk-versus-reward for each investment is the most sensible way for us to attractively grow your investment in the Fund over the long-term.

FUND PERFORMANCE

The Destination Select Equity Fund had a total return of 2.0% for the period from its inception on December 29, 2005 through the end of the Fund's fiscal year on August 31, 2006. In comparison, the S&P 500 produced a total return of 5.3%. Though we are clearly not pleased with these short term results, we nonetheless feel encouraged for several reasons. First and foremost, our focus is on building a portfolio to produce long-term outperformance (defined as over periods of 3 to 5 years). Accordingly, though something clearly to monitor, short-term performance will never drive our investment decisions.

Additionally, we entered the market with prudence and patience and didn't feel comfortable rushing into the market for the sake of merely being invested - we wanted to build the best portfolio comprised of the best securities we could identify. Furthermore, we wanted to buy only at prices that gave us the risk-versus-reward trade-off that we insist on.

Finally, the Destination Select Equity Fund had no investments in the telecommunications, energy or utilities sectors of the market which were the three highest performing sectors of the market for the period, each producing double-digit returns.

There were several bright spots in the portfolio. Positions contributing the most to performance for the Fund during the period included the holding in MasterCard Incorporated, a position we purchased after a tepid reception of the company's initial public offering by the market. After we entered the position, there seemingly was a reevaluation and downward revision to the market's collective estimates of the liabilities the company potentially faces going forward, which drove the stock's price up dramatically. The Fund's holdings in Aramark Corporation also positively influenced performance for the period. Aramark's management team, growing increasingly disenchanted by what it perceived to be an unjustifiably low valuation of the company by the market, initiated a transaction to take the company private at a premium to the market valuation. Investors responded favorably to this news and we subsequently exited the position. Finally, the Fund's holdings in the health care sector also produced favorable results. Positions in Baxter, Johnson & Johnson and Pfizer all contributed meaningfully to performance for the period.

The  Destination  Select Equity  Fund's  holdings in  consumer-oriented  names -
particularly in the consumer discretionary sector - detracted most from performance for the period. The biggest negative contributor was Dreamworks Animation. While we anticipate that the performance of this mid cap name will be volatile, we continue to believe the quality of its franchise, the attractiveness of its upcoming film slate (including the highly anticipated Shrek 3) and the fact that it is now the only major independent animated studio in existence make it an attractive holding. The Fund's position in Carnival Corporation, the industry's largest cruise line operator, also contributed negatively to performance. Many investors grew concerned that rising fuel costs would negatively affect the company's operations and also contain demand by potential customers. The company's announcement that bookings during "wave season" - a critical indication of the demand for the upcoming cruise season - were soft, particularly in the key Caribbean market following initial reports that the hurricane season was expected to produce an above-average number of storms, also weighed on investors. However, the stock has recovered nicely from its lows as these short-term fears appear to have been overly pessimistic. Other positions that negatively affected Fund performance during the period included Capital One, Wrigley, Gannet, Home Depot and Wal-Mart.

We thank you for your continued support and the opportunity you have given us to invest your money on your behalf.

Sincerely,


Michael Yoshikami
Portfolio Manager

                         DESTINATION SELECT EQUITY FUND

        Comparison of the Change in Value of a $10,000 Investment in the Destination Select Equity Fund versus the S&P 500 Index


                               [GRAPHIC OMITTED]


   Destination Select Equity Fund              S&P 500 Index
   ------------------------------              -------------

      12/29/2005     $  10,000            12/29/2005     $  10,000
       2/28/2006        10,200             2/28/2006        10,242
       5/31/2006         9,990             5/31/2006        10,206
       8/31/2006        10,200             8/31/2006        10,528


Past performance is not predictive of future performance.


               ---------------------------------------------------------

                                                   TOTAL RETURN(a)
                                                 SINCE INCEPTION(b)
                                                  (FOR PERIOD ENDED
                                                   AUGUST 31, 2006)
                                                   ----------------

                 Destination Select Equity Fund          2.00%
                 S&P 500 Index                           5.28%

               ---------------------------------------------------------


(a) The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Commencement of operations was December 29, 2005.

DESTINATION SELECT EQUITY FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
AUGUST 31, 2006 (UNAUDITED)
================================================================================

                Destination Select Equity Fund vs S&P 500 Index
                    Sector Diversification (% of Net Assets)


                                [GRAPHIC OMITTED]


                                Destination Select
                                    Equity Fund        S&P 500 Index
                                ------------------   ----------------
Consumer Discretionary                 24.1%                9.8%
Consumer Staples                       12.6%                9.9%
Energy                                  0.0%                9.9%
Financials                             15.0%               21.8%
Health Care                            18.0%               12.9%
Industrials                             4.1%               10.8%
Information Technology                 13.1%               15.1%
Materials                               0.0%                2.9%
Telecommunication Services              0.0%                3.4%
Utilities                               0.0%                3.5%
Cash                                   13.1%                0.0%




                                 TOP 10 HOLDINGS
--------------------------------------------------------------------------------
          SECURITY DESCRIPTION                             % OF NET ASSETS
     --------------------------------                  ----------------------
     Carnival Corp.                                             6.1%
     Johnson & Johnson                                          6.0%
     Gannett Co., Inc.                                          5.7%
     Automatic Data Processing, Inc.                            4.9%
     Capital One Financial Corp.                                4.8%
     Pfizer, Inc.                                               4.6%
     Microsoft Corp.                                            4.6%
     Stryker Corp.                                              4.5%
     U.S. Bancorp                                               4.4%
     Wal-Mart Stores, Inc.                                      4.4%

DESTINATION SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006
================================================================================

ASSETS
   Investments in securities:
   At acquisition cost                                           $     513,499
                                                                 =============
   At value                                                      $     509,971
   Dividends receivable                                                    907
   Other assets                                                          9,650
                                                                 -------------
Total Assets                                                           520,528
                                                                 -------------

LIABILITIES
   Accrued liabilities:
   Payable to affiliate (Note 4)                                         6,004
   Payable to Advisor (Note 4)                                           1,188
   Other accrued expenses and liabilities                                1,197
                                                                 -------------
Total Liabilities                                                        8,389
                                                                 -------------

NET ASSETS                                                       $     512,139
                                                                 =============

NET ASSETS CONSIST OF:
   Paid-in capital                                               $     510,828
   Accumulated undistributed net investment income                       1,673
   Accumulated net realized gains from security
      transactions                                                       3,166
   Net unrealized depreciation on investments                           (3,528)
                                                                 -------------
NET ASSETS                                                       $     512,139
                                                                 =============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                           50,232
                                                                 =============

Net asset value, offering price and redemption price
   per share(a)                                                  $       10.20
                                                                 =============


(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENT OF OPERATIONS
PERIOD ENDED AUGUST 31, 2006(a)
================================================================================

INVESTMENT INCOME
   Dividend income                                               $       4,266
                                                                 -------------

EXPENSES
   Fund accounting fees (Note 4)                                        20,021
   Administration fees (Note 4)                                         16,000
   Transfer agent fees (Note 4)                                         12,000
   Compliance fees (Note 4)                                              8,000
   Trustee fees                                                          8,000
   Insurance expense                                                     7,779
   Postage and supplies                                                  4,674
   Custody fees                                                          4,246
   Registration fees                                                     2,158
   Professional fees                                                     1,862
   Investment advisory fees (Note 4)                                     1,556
   Other expenses                                                        2,554
                                                                 -------------
Total expenses                                                          88,850
   Less fees waived and expenses reimbursed by
      the Advisor (Note 4)                                             (86,257)
                                                                 -------------
Net expenses                                                             2,593
                                                                 -------------
NET INVESTMENT INCOME                                                    1,673
                                                                 -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from investments                                   3,166
   Net change in unrealized appreciation/depreciation
      on investments                                                    (3,528)
                                                                 -------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                         (362)
                                                                 -------------

INCREASE IN NET ASSETS FROM OPERATIONS                           $       1,311
                                                                 =============


(a) Represents the period from the commencement of operations (December 29, 2005) through August 31, 2006.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED AUGUST 31, 2006(a)
================================================================================

FROM OPERATIONS
   Net investment income                                         $       1,673
   Net realized gains from investments                                   3,166
   Net change in unrealized appreciation/
      depreciation of investments                                       (3,528)
                                                                 -------------
Net increase in net assets from operations                               1,311
                                                                 -------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           410,828
                                                                 -------------

TOTAL INCREASE IN NET ASSETS                                           412,139

NET ASSETS
   Beginning of period                                                 100,000
                                                                 -------------
   End of period                                                 $     512,139
                                                                 =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                  $       1,673
                                                                 =============

CAPITAL SHARE ACTIVITY
   Shares sold                                                          40,232
   Shares outstanding at beginning of period                            10,000
                                                                 -------------
   Shares outstanding at end of period                                  50,232
                                                                 =============

(a) Represents the period from the commencement of operations (December 29, 2005) through August 31, 2006.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                 PERIOD ENDED
                                                                  AUGUST 31,
                                                                   2006(a)
--------------------------------------------------------------------------------
   Net asset value at beginning of period                        $      10.00
                                                                 ------------

   Income from investment operations:
     Net investment income                                               0.03
     Net realized and unrealized gains on investments                    0.17
                                                                 ------------
   Total from investment operations                                      0.20
                                                                 ------------

   Net asset value at end of period                              $      10.20
                                                                 ============

   Total return(b)                                                      2.00%(c)
                                                                 ============

   Net assets at the end of period                               $    512,139
                                                                 ============

RATIOS/SUPPLEMENTARY DATA:

   Ratio of gross expenses to average net assets                       42.55%(e)

   Ratio of net expenses to average net assets(d)                       1.24%(e)

   Ratio of net investment income to average net assets(d)              0.80%(e)

   Portfolio turnover rate                                                22%(e)
--------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (December 29, 2005) through August 31, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers and expense reimbursements.

(e)  Annualized.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 86.9%                                   VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 24.1%
       745    Carnival Corp.                                     $      31,215
     1,050    DreamWorks Animation SKG, Inc.(a)                         22,249
       515    Gannett Co., Inc.                                         29,278
       390    Home Depot, Inc. (The)                                    13,373
       450    Viacom, Inc. B(a)                                         16,335
       364    Walt Disney Co. (The)                                     10,793
                                                                 -------------
                                                                       123,243
                                                                 -------------
              CONSUMER STAPLES - 12.6%
       270    Coca-Cola Co. (The)                                       12,099
       170    Costco Wholesale Corp.                                     7,954
       500    Wal-Mart Stores, Inc.                                     22,360
       420    Wrigley, William Jr. Co.                                  19,496
        60    Wrigley, William Jr. Co. - Class B                         2,772
                                                                 -------------
                                                                        64,681
                                                                 -------------
              FINANCIALS - 15.0%
       335    Capital One Financial Corp.                               24,489
       350    Fifth Third Bancorp                                       13,769
       290    MasterCard, Inc.(a)                                       16,211
       700    U.S. Bancorp                                              22,449
                                                                 -------------
                                                                        76,918
                                                                 -------------
              HEALTH CARE - 18.0%
       330    Baxter International, Inc.                                14,645
       475    Johnson & Johnson                                         30,714
       860    Pfizer, Inc.                                              23,702
       480    Stryker Corp.                                             23,054
                                                                 -------------
                                                                        92,115
                                                                 -------------
              INDUSTRIALS - 4.1%
       615    General Electric Co.                                      20,947
                                                                 -------------

              INFORMATION TECHNOLOGY - 13.1%
       535    Automatic Data Processing, Inc.                           25,252
       430    First Data Corp.                                          18,477
       915    Microsoft Corp.                                           23,506
                                                                 -------------
                                                                        67,235
                                                                 -------------

              TOTAL COMMON STOCKS (Cost $448,667)                $     445,139
                                                                 -------------

================================================================================
    SHARES    SHORT TERM INVESTMENTS - 12.7%                         VALUE
--------------------------------------------------------------------------------
    21,165    AIM STIT - Prime Portfolio (The)                   $      21,165
    43,667    AIM STIT - Liquid Assets Portfolio (The)                  43,667
                                                                 -------------
              TOTAL SHORT TERM INVESTMENTS (Cost $64,832)        $      64,832
                                                                 -------------

              TOTAL INVESTMENTS AT VALUE -  99.6%
                (Cost $513,499)                                  $     509,971

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%               2,168
                                                                 -------------

              TOTAL NET ASSETS - 100.0%                          $     512,139
                                                                 =============

(a)  Non-income producing security.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006
--------------------------------------------------------------------------------

1.   ORGANIZATION

The Destination Select Equity Fund (the "Fund") is a diversified series of The Destination Funds (the "Trust"), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated December 14, 2004. On April 11, 2005, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to YCMNET Advisors, Inc., an affiliate of the investment advisor to the Fund. The Fund commenced operations on December 29, 2005.

The investment objective of the Fund is long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the period ended August 31, 2006, no redemption fees were collected.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Other non-cash dividends are recognized as investment income at the fair value of the property received.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. During the period ended August 31, 2006, the Fund made no distributions.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distribute at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2006:

     ----------------------------------------------------------------------
      Cost of portfolio investments                            $ 513,499
                                                             ==============
      Gross unrealized appreciation                            $  16,461
      Gross unrealized depreci                                   (19,989)
                                                             --------------
      Net unrealized depreciation                              $  (3,528)
      Undistributed ordinary income                                4,839
                                                             --------------
      Distributable earnings                                   $   1,311
                                                             ==============
     ----------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

During the period ended August 31, 2006, cost of purchases and proceeds from sales of investment securities, other than short-term investments, was $486,770 and $41,269, respectively.

4.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Destination Capital Management, Inc. (the "Advisor") serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 0.75% of its average daily net assets.

The Advisor has contractually agreed to reduce a portion of its advisory fees or to reimburse the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 1.25% annually of its average net assets. This expense limitation agreement remains in effect for a period of three years from the beginning of the Fund's operations. During the period ended August 31, 2006, the Advisor waived its entire investment advisory fee of $1,556 and reimbursed other Fund expenses totaling $84,701.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

The Advisor has concurrently entered into an agreement with the Fund which permits the Advisor to recover expenses waived and/or reimbursed on behalf of the Fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio to exceed the annual rate of 1.25%. As of August 31, 2006, the amount available for recovery that has been paid and/or waived by the Advisor on behalf of the Fund is $86,257, which expires during the year ended August 31, 2009.

The Chief Compliance Officer to the Trust is an officer of the Advisor. The Fund reimburses the Advisor $12,000 annually for compliance services provided to the Trust.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund's average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month. For the period ended August 31, 2006, Ultimus was paid $16,000 in administration fees.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a base fee of $2,500 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets. During the period ended August 31, 2006, the Fund paid Ultimus $20,021 in fund accounting fees. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $24 per account, provided, however, that the minimum fee is $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. During the period ended August 31, 2006, Ultimus was paid $12,000 in transfer agent and shareholder services fees.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, Ultimus Fund Distributors, LLC (the "Distributor") serves as principal underwriter to the Fund. The Distributor receives no compensation from the Fund for acting as principal underwriter. However, the Distributor receives annual compensation of $6,000 from the Advisor for such services.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

Certain trustees and officers of the Fund are directors and officers of the Advisor, or of Ultimus, or of the Distributor.

5.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.   ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

[GRAPHIC OMITTED]  BRIGGS
                   BUNTING &
                   DOUGHERTY, LLP

                   CERTIFIED
                   PUBLIC
                   ACCOUNTANTS




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE BOARD OF TRUSTEES OF
DESTINATION FUNDS
AND THE SHAREHOLDERS OF DESTINATION SELECT EQUITY FUND

We have audited the accompanying statement of assets and liabilities of the Destination Select Equity Fund, a series of shares of the Destination Funds, including the schedule of investments, as of August 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Destination Select Equity Fund as of August 31, 2006, the results of its operations, the changes in its net assets and its financial highlights for period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                          /s/ BRIGGS, BUNTING & DOUGHERTY, LLP


                                          BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
SEPTEMBER 19, 2006

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge any sales loads. However, a redemption fee of 2% is imposed on the sale of shares within 90 days of the date of purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                      Beginning           Ending          Expenses Paid
                                    Account Value      Account Value         During
                                    March 1, 2006     August 31, 2006        Period*
----------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00          $1,000.00           $6.25
Based on Hypothetical 5% Return
   (before expenses)                  $1,000.00          $1,018.95           $6.31
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.24% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period covered by this report).




OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1128, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to prftolio securities during the most recent period ended June 30 is also available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-738-1128. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESTINATION SELECT EQUITY FUND
TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, four of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                             NUMBER OF
                                                                                                           PORTFOLIOS IN
                                                                        PRINCIPAL OCCUPATION(S) DURING         FUND
                                      LENGTH OF     POSITION(S) HELD   PAST 5 YEARS AND DIRECTORSHIPS         COMPLEX
NAME, ADDRESS AND AGE                TIME SERVED       WITH TRUST            OF PUBLIC COMPANIES            OVERSEEN BY
                                                                                                              TRUSTEE
--------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES:

--------------------------------------------------------------------------------------------------------------------------
*Michael A. Yoshikami                   Since           President      President and Chief Investment           1
Three Ygnacio Center                December 2004      and Trustee     Strategist of Destination Capital
2001 North Main Street, Suite 270                                      Management, Inc. and YCMNET
Walnut Creek, CA 94596                                                 Advisors, Inc.
Year of birth: 1960

--------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES:

--------------------------------------------------------------------------------------------------------------------------

Brian T. Seager                         Since         Trustee          President of BTS Development,            1
Three Ygnacio Center                April 18, 2005                     Brilor, Inc. and Summit Ridge
2001 North Main Street, Suite 270                                      Communities
Walnut Creek, CA 94596
Year of birth: 1960

--------------------------------------------------------------------------------------------------------------------------

Dr. Richard L. Brown                    Since         Trustee          Retired.  Until June 2004,               1
Three Ygnacio Center                April 18, 2005                     Psychologist for Fresno School
2001 North Main Street, Suite 270                                      District
Walnut Creek, CA 94596
Year of birth: 1940

--------------------------------------------------------------------------------------------------------------------------




                                                          17

DESTINATION SELECT EQUITY FUND
TRUSTEES AND OFFICERS (Unaudited) (Continued)
--------------------------------------------------------------------------------------------------------------------------

                                                                                                             NUMBER OF
                                                                                                           PORTFOLIOS IN
                                                                        PRINCIPAL OCCUPATION(S) DURING         FUND
                                      LENGTH OF     POSITION(S) HELD   PAST 5 YEARS AND DIRECTORSHIPS         COMPLEX
NAME, ADDRESS AND AGE                TIME SERVED       WITH TRUST            OF PUBLIC COMPANIES            OVERSEEN BY
                                                                                                              TRUSTEE
--------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
(CONTINUED):

--------------------------------------------------------------------------------------------------------------------------

Michael W. Callahan                     Since           Trustee        President of Emkay Corporation           1
Three Ygnacio Center                April 18, 2005
2001 North Main Street, Suite 270
Walnut Creek, CA 94596
Year of birth: 1955

--------------------------------------------------------------------------------------------------------------------------

Sabir S. Jaffer                         Since           Trustee        President of Merit Hospitality           1
Three Ygnacio Center                April 18, 2005                     Services from January 2003 -
2001 North Main Street, Suite 270                                      present; General Manager of
Walnut Creek, CA 94596                                                 HILBA Star LLP from November
Year of birth: 1963                                                    2003 - January 2005; General
                                                                       Manager of Westmont Hospitality
                                                                       Group, Inc. from September 1997
                                                                       - November 2003

--------------------------------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS:

--------------------------------------------------------------------------------------------------------------------------

Robert G. Dorsey                        Since        Vice President    Managing Director of Ultimus
225 Pictoria Drive, Suite 450       April 18, 2005                     Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                                                 Fund Distributors, LLC
Year of birth: 1957

--------------------------------------------------------------------------------------------------------------------------

Mark J. Seger                           Since          Treasurer       Managing Director of Ultimus
225 Pictoria Drive, Suite 450       April 18, 2005                     Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                                                 Fund Distributors, LLC
Year of birth: 1962

--------------------------------------------------------------------------------------------------------------------------

John F. Splain                          Since          Secretary       Managing Director of Ultimus
225 Pictoria Drive, Suite 450       April 18, 2005                     Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                                                 Fund Distributors, LLC
Year of birth: 1956

--------------------------------------------------------------------------------------------------------------------------



                                                          18

DESTINATION SELECT EQUITY FUND
TRUSTEES AND OFFICERS (Unaudited) (Continued)
--------------------------------------------------------------------------------------------------------------------------



                                                                        PRINCIPAL OCCUPATION(S) DURING
                                      LENGTH OF     POSITION(S) HELD   PAST 5 YEARS AND DIRECTORSHIPS
NAME, ADDRESS AND AGE                TIME SERVED       WITH TRUST            OF PUBLIC COMPANIES

--------------------------------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS (CONTINUED):

--------------------------------------------------------------------------------------------------------------------------

George K.W. Chin                        Since            Chief         Executive Vice President of
Three Ygnacio Center                April 18, 2005     Compliance      YCMNET Advisors, Inc.
2001 North Main Street, Suite 270                       Officer
Walnut Creek, CA 94596
Year of birth: 1956

--------------------------------------------------------------------------------------------------------------------------

     * Messrs. Yoshikami and Chin are affiliated persons of Destination Capital Management, Inc., the Fund's investment adviser, and are each considered an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.


     Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-866-738-1128.

PART C.   OTHER INFORMATION
          -----------------

Item 23.  EXHIBITS
--------  --------

     (a) Agreement and Declaration of Trust--Incorporated herein by reference to Registrant's initial registration statement filed on January 14, 2005

     (b) Bylaws--Incorporated herein by reference to Registrant's initial registration statement filed on January 14, 2005

     (c) Incorporated herein by reference to Agreement and Declaration of Trust and Bylaws

     (d) Investment Advisory Agreement with Destination Capital Management, Inc.--Filed herewith

     (e) Distribution Agreement with Ultimus Fund Distributors, LLC--Filed herewith

     (f)  Inapplicable

     (g)  Custody Agreement with U.S. Bank N.A.--Filed herewith

     (h) (i) Expense Limitation Agreement with Destination Capital Management, Inc.--Filed herewith
              (a) First Addendum to Expense Limitation Agreement

          (ii) Administration Agreement with Ultimus Fund Solutions, LLC--Filed herewith

          (iii)Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC--Filed herewith

          (iv) Fund Accounting Agreement with Ultimus Fund Solutions, LLC--Filed herewith

     (i) Opinion of Counsel--Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 filed on May 9, 2005

     (j) Consent of Independent Registered Public Accounting Firm--Filed herewith

     (k)  Inapplicable

     (l)  Initial Capital Agreement--Filed herewith

     (m)  Inapplicable

     (n)  Inapplicable

     (o)  Inapplicable

     (p)  (i)  Code of Ethics of Registrant--Filed herewith

          (ii) Code of Ethics of Destination Capital Management, Inc.--Filed herewith

          (iii)Code of Ethics of Ultimus Fund Distributors, LLC--Filed herewith

     (Other)  Powers  of   Attorney--Incorporated   herein   by   reference   to
              Registrant's Pre-Effective Amendment No. 2 filed on May 9, 2005


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
--------  -------------------------------------------------------------

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification
--------  ---------------

     Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

          "SECTION 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          SECTION 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

          SECTION 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person my be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

     The Investment Advisory Agreement with Destination Capital Management, Inc. ("DCM") provides that DCM shall not be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith; provided, however, that nothing therein shall be construed to protect DCM against any liability to the Registrant by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement.

     The Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor") provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

     The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and DCM. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
--------  --------------------------------------------------------

     DCM has no business of a substantial nature other than serving as investment adviser to the Registrant. Set forth below is a list of each executive officer of DCM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged in the last two years for his own account or in the capacity of director, officer, partner or trustee.

                            Position(s) with the        Other Substantial Business,
Name                         Investment Adviser       Profession, Vocation or Employment
----                        --------------------      ----------------------------------
Michael A. Yosikami       President and                  President and Chief Investment
                          Chief Executive Officer     Strategist of YCMNET Advisors, Inc.
                                                        (registered investment adviser)

George K.W. Chin          Chief Compliance Officer    Executive Vice President and Chief
                                                         Compliance Officer of YCMNET
                                                                Advisors, Inc.

Item 27.  PRINCIPAL UNDERWRITERS
--------  ----------------------

     (a) Ultimus Fund Distributors, LLC also acts as the principal underwriter for Hussman Investment Trust, Williamsburg Investment Trust, The Shepherd Street Funds, Inc., Oak Value Trust, Profit Funds Investment Trust, The Cutler Trust, The Berwyn Funds, Church Capital Investment Trust, CM Advisers Family of Funds, Black Pearl Funds, TFS Capital Investment Trust, Veracity Funds, Schwartz Investment Trust, The GKM Funds and Surgeons Diversified Investment Fund, other open-end investment companies.

                                 Position with          Position with
     (b)  Name                   Distributor            Registrant
          -------------------    --------------------   ---------------------
          Robert G. Dorsey       President/Managing     Vice President
                                 Director

          John F. Splain         Secretary/Managing     Secretary
                                 Director

          Mark J. Seger          Treasurer/Managing     Treasurer
                                 Director

          Theresa M. Bridge      Vice President         Assistant Treasurer

          Wade R. Bridge         Vice President         Assistant Secretary

          Tina H. Bloom          Vice President         None

          Craig J. Hunt          Vice President         Assistant Vice President

          Steven F. Nienhaus     Vice President         None

     The address of all of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

     (c)  Inapplicable

Item 28.  LOCATION OF ACCOUNTS AND RECORDS
--------  --------------------------------

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or its investment adviser, Destination Capital Management, Inc., Three Ygnacio Center, 2001 North Main Street, Suite 270, Walnut Creek, California 94596. Certain records, including records relating to the possession of Registrant's securities, may be maintained at the offices of Registrant's custodian, U.S. Bank N.A. 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29.  Management Services Not Discussed in Parts A or B
--------  -------------------------------------------------

     Inapplicable

Item 30.  UNDERTAKINGS
--------  ------------

     Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Walnut Creek, and State of California, on the 29th day of December, 2006.


                                    THE DESTINATION FUNDS

                                    By:  /s/ Michael A. Yoshikami
                                         ---------------------------------------
                                         Michael A. Yoshikami
                                         President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                       TITLE                       DATE
---------                       -----                       ----

/s/ Michael A. Yoshikami        Trustee and President       December 29, 2006
---------------------------     (Chief Executive Officer)
Michael A. Yoshikami


/s/ Mark J. Seger               Treasurer (Chief Financial  December 29, 2006
---------------------------     Officer and Principal
                                Accounting Officer)


         *                      Trustee
---------------------------
Brian T. Seager


         *                      Trustee
---------------------------
Richard L. Brown                                      /s/ Wade R. Bridge
                                                      --------------------------
                                                      Wade R. Bridge
                                                      Attorney-in-fact*
         *                      Trustee               December 29, 2006
---------------------------
Michael W. Callahan


         *                      Trustee
---------------------------
Sabir S. Jaffer

                                INDEX TO EXHIBITS
                                -----------------
Item Number
-----------

23(d) Investment Advisory  Agreement with Destination  Capital  Management, Inc.

23(e) Distribution Agreement with Ultimus Fund Distributors, LLC

23(g) Custody Agreement with U.S. Bank N.A.

23(h) (i) Expense Limitation Agreement with Destination Capital Management, Inc.
          (a) First Addendum to Expense Limitation Agreement
          (ii) Administration Agreement with Ultimus Fund Solutions, LLC
          (iii)Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC
          (iv) Fund Accounting Agreement with Ultimus Fund Solutions, LLC

23(j) Consent of Independent Registered Public Accounting Firm

23(l) Initial Capital Agreement - filed herewith

23(p) (i) Code of Ethics of  Registrant
     (ii) Code of Ethics of Destination Capital Management, Inc.
    (iii) Code of Ethics of Ultimus Fund Distributors, LLC